Non-Cash Transactions - Summary of Non-cash Transactions (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of significant non cash transaction [line items]
Acquisitions of property, plant and equipment financed with trade payables	$ 3,040,096	$ 1,237,171
Right of use assets	$ 488,263
Acquisition of 2.36% of interest in Cofesur S.A.U.			$ 80,480
Settlement of account payable for purchases to InterCement Brasil S.A. with other receivables			79,342
InterCement Brasil S.A. [member]
Disclosure of significant non cash transaction [line items]
Acquisition of interest in Yguazú Cementos S.A. cancelled with the settlement of loans with InterCement Brasil S.A.			$ 221,638